Benefit Plans and Stock-Based Compensation - Additional Information (Detail)		12 Months Ended
	Nov. 15, 2016 shares	Mar. 25, 2017 USD ($) $ / shares shares	Mar. 26, 2016 USD ($) $ / shares shares	Mar. 28, 2015 USD ($) shares	Mar. 29, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding		874,162	666,162	441,162	664,585
Share-based payment arrangements | $		$ 0	$ 0	$ 0
Outstanding warrants		382,693
Weighted average exercise price | $ / shares		$ 3.42
Warrant expiry date		Aug. 20, 2022
Maximum percentage of CO's total earnings before tax for three years		10.00%
Target incentive compensation level for the first three year cycle | $		$ 2,067,000
Percentage of total payout capped		200.00%
Payment portion of LTCIP value at the end of first three year		0.33
Payment portion of LTCIP value thereafter		0.33
Share Based Compensation Payout Ratio Under Long Term Cash Incentive Plan		0.33
Percentage of amount payable at the end of three year		50.00%
Percentage Of Remaining Amount Payable One Year Thereafter		50.00%
Amounts earned under CEO long-term cash incentive Plan | $		$ 0
Class A Voting Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of outstanding options | $		0
Unrecognized compensation, non-vested portion of stock option | $		46,000
Total compensation cost for recognized expenses | $		$ 92,000	$ 109,000	$ 76,000
Class A Voting Share [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance		1,796,088
Amended Birks Employee Stock Option Plan [Member] | Class A Voting Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares		$ 1.05
Options granted		6,162	6,162	6,162
Compensation expense | $		$ 0	$ 0	$ 0
Stock Compensation Plan [Member] | Class A Voting Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock option description		Birks ESOP
Employee Stock Purchase Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares to be issued under this plan		No additional shares will be issued under this plan.
Additional shares issued		0	0	0
Employee Stock Purchase Plans [Member] | Class A Voting Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance		100,000
Common stock purchase percent		85.00%
Outstanding shares		99,995
Long Term Incentive Plan [Member] | Class A Voting Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long term incentive plan stock appreciation rights, weighted average exercise price | $ / shares		$ 1.33
Options outstanding		650,000
Stock options issued		0	235,000
Vesting period			3 years
Exercise price | $ / shares			$ 0.78
Expiration period			10 years
Weighted Average Grant Date Fair Value | $ / shares			$ 0.69
Dividend yield		0.00%
Expected volatility			95.30%
Risk free interest rate			2.30%
Weighted average expected term			10 years
Long Term Incentive Plan [Member] | Stock Appreciation Rights [Member] | Class A Voting Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable		128,000
Omnibus LTIP [Member] | Class A Voting Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding		218,000
Vesting period		3 years
Exercise price | $ / shares		$ 1.43
Expiration period		10 years
Weighted Average Grant Date Fair Value | $ / shares		$ 1.34
Dividend yield		0.00%
Expected volatility		114.63%
Risk free interest rate		2.20%
Weighted average expected term		10 years
Intrinsic value of outstanding options | $		$ 0
Unrecognized compensation, non-vested portion of stock option | $		225,000
Total compensation cost for recognized expenses | $		$ 65,000
Shares reserved for issuance		1,000,000
Omnibus LTIP [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Units granted	121,500
Expiration period following vesting date	1 month
Omnibus LTIP [Member] | Deferred Stock Units (DSU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted	55,944
Omnibus LTIP [Member] | Restricted Stock Units and Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $		$ 34,000
Mayors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding		627	627	926	3,836
Compensation expense | $		$ 0	$ 0	$ 0
Options outstanding, Weighted average remaining life (years)		4 years
Profit Sharing 401 K Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employee contribution		25.00%
Percentage of employee compensation		4.00%
Company matching contributions after exercise of its right to cancel future matching contributions | $		$ 0	$ 0	$ 0